Liability under insurance contracts and reinsurance contracts - Summary of information about expected recognition of contractual service margin in profit or loss (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	₩ 9,864,710	₩ 9,815,403
Less than 1 year [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	867,208	834,346
1~2 years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	759,132	738,947
2~5 years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	1,851,145	1,820,472
5~10 years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	2,185,854	2,179,243
More than 10 years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	4,201,371	4,242,395
Insurance contracts other than those to which premium allocation approach has been applied [member] | Reinsurance contract assets [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(70,959)	(94,860)
Insurance contracts other than those to which premium allocation approach has been applied [member] | Reinsurance contract assets [member] | Less than 1 year [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(5,256)	(7,364)
Insurance contracts other than those to which premium allocation approach has been applied [member] | Reinsurance contract assets [member] | 1~2 years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(4,777)	(6,682)
Insurance contracts other than those to which premium allocation approach has been applied [member] | Reinsurance contract assets [member] | 2~5 years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(12,166)	(16,987)
Insurance contracts other than those to which premium allocation approach has been applied [member] | Reinsurance contract assets [member] | 5~10 years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(15,305)	(21,143)
Insurance contracts other than those to which premium allocation approach has been applied [member] | Reinsurance contract assets [member] | More than 10 years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(33,455)	(42,684)
Insurance contracts other than those to which premium allocation approach has been applied [member] | Reinsurance contract liabilities [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(60,354)	(83,185)
Insurance contracts other than those to which premium allocation approach has been applied [member] | Reinsurance contract liabilities [member] | Less than 1 year [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(5,692)	(7,487)
Insurance contracts other than those to which premium allocation approach has been applied [member] | Reinsurance contract liabilities [member] | 1~2 years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(4,947)	(6,495)
Insurance contracts other than those to which premium allocation approach has been applied [member] | Reinsurance contract liabilities [member] | 2~5 years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(11,507)	(15,387)
Insurance contracts other than those to which premium allocation approach has been applied [member] | Reinsurance contract liabilities [member] | 5~10 years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(12,251)	(17,968)
Insurance contracts other than those to which premium allocation approach has been applied [member] | Reinsurance contract liabilities [member] | More than 10 years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(25,957)	(35,848)
Insurance contracts other than those to which premium allocation approach has been applied [member] | Reinsurance contracts held [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(131,313)	(178,045)
Insurance contracts other than those to which premium allocation approach has been applied [member] | Reinsurance contracts held [member] | Less than 1 year [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(10,948)	(14,851)
Insurance contracts other than those to which premium allocation approach has been applied [member] | Reinsurance contracts held [member] | 1~2 years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(9,724)	(13,177)
Insurance contracts other than those to which premium allocation approach has been applied [member] | Reinsurance contracts held [member] | 2~5 years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(23,673)	(32,374)
Insurance contracts other than those to which premium allocation approach has been applied [member] | Reinsurance contracts held [member] | 5~10 years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(27,556)	(39,111)
Insurance contracts other than those to which premium allocation approach has been applied [member] | Reinsurance contracts held [member] | More than 10 years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	₩ (59,412)	₩ (78,532)